Common Stock	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Common Stock

(11)	Common Stock
As of December 31, 2021, the Company has authorized the issuance of 80,071,901 shares of common stock.

The Company has reserved shares of common stock for issuance related to the following stock options, warrants, restricted stock units (“RSUs”) and future grants:

	As of December 31,
	2021	2020
Common stock warrants	12,325,545	3,536,257
Stock options and RSUs, issued and outstanding	15,257,453	10,167,927
Common stock authorized for future issuance	(493)	874,144

	27,582,505	14,578,328

The authorized share limit is increased by the Company whenever the number of common shares authorized is not sufficient to cover what has been issued and granted. An increase to total authorized shares of common stock is detailed in “Note 19 – Subsequent Events”.
Common Stock Warrants
As of December 31, 2021, the Company had the following common stock warrants outstanding to purchase shares of the Company’s common stock (in thousands, except for share and per share amounts):

	Date of Issue	Shares	Exercise Price	Fair Value at Issuance, Net	Expiration
February 2021		6,298,304	$0.01	$21,971	March 24, 2025
March, August and October 2020		3,527,241	$0.01	7,212	March 24, 2025

Total		9,825,545		$29,183

In November 2019, the Company issued warrants to purchase 9,016 shares of the Company’s common stock with an exercise price of $0.01 per share in connection with early termination of a lease facility. These warrants were exercised in
September 2021.
During fiscal year 2020, the Company issued warrants to purchase 3,527,241 shares of the Company’s common stock with an exercise price of $0.01 per share in conjunction with the issuance of $16.1 million convertible promissory notes (the “2023 Initial Notes”). These warrants expire in March 2025.
The common stock warrants are valued using the Black-Scholes model at $
4.20
at issuance. The Company allocated the proceeds from the issuance of the 2023 Initial Notes between the convertible notes and the common stock warrants on a relative fair value basis. The Company allocated approximately $7.2 million to the common stock warrants, included within additional paid-in capital on the consolidated balance sheets. The warrants are not remeasured in future periods as they meet the conditions for equity classification. See “Note 12 – Borrowing Arrangements” for additional details on the 2023 Initial Notes.
In February 2021, the Company issued warrants to purchase 6,298,304 shares of common stock in conjunction with the issuance of $48.7 million in convertible promissory notes (the “Extension Notes”). These Extension Notes have similar terms to the 2023 Initial Notes (the “2023 Initial Notes”, together with the “Extension Notes”, referred to as the “2023 Notes”).
These warrants are exercisable for shares of common stock at $0.01 per share and expire in March 2025. The common stock warrants are valued using the Black-Scholes model at $
6.51
at issuance. The Company allocated the proceeds from the issuance of the Extension Notes between the convertible notes and the common stock warrants on a relative fair value basis. The Company allocated approximately $22.0 million to the common stock warrants, included within additional paid-in capital on the consolidated balance sheets. The warrants are not remeasured in future periods as they meet the conditions for equity classification. See “Note 12 – Borrowing Arrangements” for additional details on the Extension Notes.
In June 2021, the Company issued warrants to purchase 2,500,000 shares of common stock of the Company, subject to adjustment, in conjunction with the Sensata Collaboration Agreement. These warrants are exercisable for shares of common stock at $0.01 per share and expire in June 2026
. These warrants become exercisable into shares of the new Company after the Close of the Merger Agreement. Refer to “Note 1(b) - Business Combination” and “Note 18 – Related Party Transactions” for additional details.
The following assumptions were used to calculate the fair value of the common stock warrants issued:

Expected term	3.0 years
Expected volatility	42.9%
Risk-free interest rate	0.18%-0.41%
Expected dividends	0.0%